Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Summary of Company's Subsidiaries

The consolidated financial statements include the accounts of Liminal BioSciences Inc., and those of its subsidiaries. The Company’s subsidiaries at December 31, 2020, 2019 and 2018 are as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
			2020	2019	2018
Fairhaven Pharmaceuticals Inc.	Small molecule therapeutics	Quebec, Canada	100%	nil	nil
Liminal R&D BioSciences Inc.	Small molecule therapeutics	Quebec, Canada	100%	100%	100%
Liminal BioSciences Holdings Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Liminal BioSciences Limited	Small molecule therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Pharma SMT B.V	Small molecule therapeutics	Amsterdam, Netherlands	100%	100%	N/A
Prometic Bioproduction Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	100%
Prometic Plasma Resources Inc.	Plasma-derived therapeutics	Winnipeg, Canada	100%	100%	100%
Telesta Therapeutics Inc.	Plasma-derived therapeutics	Quebec, Canada	100%	100%	100%
NantPro Biosciences, LLC	Plasma-derived therapeutics	Delaware, U.S.	73%	73%	73%
Prometic Biotherapeutics Inc.	Plasma-derived therapeutics	Delaware, U.S.	100%	100%	100%
Prometic Plasma Resources USA Inc.	Plasma-derived therapeutics	Delaware, U.S.	100%	100%	100%
Prometic Biotherapeutics Ltd	Plasma-derived therapeutics	Cambridge, United Kingdom	100%	100%	100%
Prometic Biotherapeutics B.V.	Plasma-derived therapeutics	Amsterdam, Netherlands	100%	100%	N/A
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%	77%	77%
Prometic Bioseparations Ltd	Discontinued operations	Isle of Man, British Isles	nil	nil	100%
Prometic Manufacturing Inc.	Discontinued operations	Quebec, Canada	nil	nil	100%

The Company held less than 100% interest in the following three entities during the last three fiscal years. The interest in these subsidiaries at December 31, 2020, 2019 and 2018 was as follows:

Name of subsidiary	Segment activity	Place of incorporation and operation	Proportion of ownership interest held by group
Prometic Bioproduction Inc. 1)	Plasma-derived therapeutics	Quebec, Canada	100%
Pathogen Removal and Diagnostic Technologies Inc.	Corporate	Delaware, U.S.	77%
NantPro Biosciences, LLC 2)	Plasma-derived therapeutics	Delaware, U.S.	73%

Summary of Estimated Useful Lives of the Capital Assets	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as described below.
Capital asset	Period
Buildings and improvements	20 years
Leasehold improvements	The lower of the lease term and the useful life
Production and laboratory equipment	5 - 20 years
Furniture	5 - 10 years
Computer equipment	3 - 5 years

Summary of Estimated Useful Lives of the Intangible Asset	The amortization expense is recognized in the consolidated statement of operations in the expense category consistent with the function of the intangible assets.
Intangible asset	Period
Licenses and other rights	30 years
Donor lists	10 years
Patents	20 years
Software	5 years